Unaudited Interim Condensed Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Balance	$ 617,714	$ 503,774	$ 537,401	$ 469,399
Share-based compensation	1,896	816	3,596	2,401
Common dividends	(15,900)	(7,846)		(40,546)
Changes in unrealized gain on cash flow hedges		(47)	0	(1,468)
Preferred dividends	(857)	(857)	(2,552)	(2,543)
Common stock dividends			(37,517)
Net income	24,144	21,203	126,071	89,799
Balance	626,998	517,042	626,998	517,042
Redeemable Preferred Stock
Balance			37,043
Balance	37,043		37,043
Redeemable Preferred Stock
Redeemable Preferred Stock
Balance	$ 37,043	$ 37,043	$ 37,043	$ 37,043
Balance (in shares)	40	40	40	40
Balance	$ 37,043	$ 37,043	$ 37,043	$ 37,043
Balance (in shares)	40	40	40	40
Common Stock
Balance	$ 438	$ 433	$ 433	$ 426
Balance (in shares)			41,305	40,627
Issue of common stock	2		$ 7	$ 7
Issue of common stock (in shares)			707	672
Balance	$ 440	$ 433	$ 440	$ 433
Balance (in shares)	42,012	41,299	42,012	41,299
Common Stock | Redeemable Preferred Stock
Balance (in shares)	41,842	41,296
Issue of common stock (in shares)	170	3
Balance (in shares)	42,012	41,299	42,012	41,299
Additional paid-in capital
Balance	$ 472,910	$ 469,584	$ 471,216	$ 468,006
Issue of common stock	(2)		(7)	(7)
Share-based compensation	1,896	816	3,596	2,401
Balance	474,805	470,400	474,805	470,400
Accumulated other comprehensive loss
Balance		47		1,468
Changes in unrealized gain on cash flow hedges		(47)		(1,468)
Treasury stock
Balance	(15,636)	(15,636)	(15,636)	(15,636)
Balance	(15,636)	(15,636)	(15,636)	(15,636)
Retained earnings
Balance	160,002	49,346	81,388	15,135
Common dividends	(15,900)	(7,846)		(40,546)
Preferred dividends	(857)	(857)	(2,552)	(2,543)
Common stock dividends			(37,517)
Net income	24,144	21,203	126,071	89,799
Balance	$ 167,389	$ 61,845	$ 167,389	$ 61,845